Segment information	12 Months Ended
Dec. 31, 2020
Segment information [Abstract]
Segment information
3. Segment information

The Group is a global, commercial-stage biopharmaceutical company dedicated to commercializing and developing novel therapeutics to treat patients suffering from serious and life-threatening rare diseases.

The Group currently operates as one business segment, pharmaceuticals, and is focused on the development and commercialization of two commercial products and two development products. The Group derives its revenues primarily from one source, being the pharmaceutical sector with high unmet medical need.

The Group’s Chief Executive Officer, Joseph Wiley, is currently the Company’s chief operating decision maker (“CODM”). The Group does not operate any separate lines of business or separate business entities with respect to its products. Accordingly, the Group does not accumulate discrete financial information with respect to separate service lines and does not have separate reportable segments.

The following table summarizes total revenues from external customers by product and by geographic region, based on the location of the customer. Revenues represent the revenue from the Group for the full year (the prior year revenues include revenue from Aegerion, with acquired products and additional regions, from September 24, 2019 onward).

	December 31, 2020
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	60,568	32,494	13,810	106,872
Lomitapide	37,317	26,144	11,289	74,750
Other	—	763	222	985
Total revenue	97,885	59,401	25,321	182,607

	December 31, 2019
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	14,944	8,048	2,096	25,088
Lomitapide	10,616	18,985	2,659	32,260
Other	—	671	105	776
Total revenue	25,560	27,704	4,860	58,124

	December 31, 2018
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	—	—	—	—
Lomitapide	—	15,132	978	16,110
Other	—	928	57	985
Total revenue	—	16,060	1,035	17,095

Major Customers

For the year ended December 31, 2020, one customer accounted for 54% of the Group’s net revenues (2019: 44%) and accounted for 42% of the Group’s December 31, 2020 accounts receivable balance (2019: 44%). For the year ended December 31, 2018, the Group generated over 76% of its lomitapide revenue in Italy, the Netherlands and Greece. The largest customer in 2018 was a hospital in Greece.